Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 52,818	$ 54,237
Amounts representing interest and deferred finance fees	(9,663)	(10,594)
Finance lease obligations, net of interest and deferred finance fees	43,155	43,643
Current portion of finance lease obligations	43,809	2,151
Current portion of deferred finance fees	(654)	(122)
Non-current portion of finance lease obligations	0	42,177
Non-current portion of deferred finance fees	0	(563)
Total finance lease obligations, net of deferred finance fees	43,155	43,643
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 52,818	$ 54,237